Sohu.com Limited Shareholders' Equity (Sohu Video Share-based Awards, Share Option Assumptions) (Details) - Sohu Video [Member] - Video 2011 Share Incentive Plan [Member] - Share Options [Member] - $ / shares
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free interest rate	2.44%	3.19%
Exercise multiple	2.8	2.8
Expected forfeiture rate (post-vesting)	14.00%	14.00%
Weighted average expected option life	2 years	3 years
Volatility rate	53.90%	45.10%
Dividend yield	0.00%	0.00%
Fair value	$ 0.35	$ 0.53